FINANCIAL INSTRUMENTS - Schedule of Derivative Notional Amounts (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Derivative [Line Items]
Notional principal	$ 775,000
Derivative instrument 2.46%, weighted average rate
Derivative [Line Items]
Notional principal	$ 775,000
Weighted Average Duration	2 years 9 months 18 days
Weighted Average Fixed Interest Rate	2.46%